PROPERTY, PLANT AND EQUIPMENT - Asset impairment - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 $ / bbl	Dec. 31, 2019 CAD ($) $ / bbl $ / t bbl	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Risk adjusted discount rate		7.50%	8.00%
Fort Hills CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		$ 2,800
Impairment loss, tax effects		910
Oil Sands | Fort Hills CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		2,800
Impairment loss, tax effects		$ 910
Risk adjusted discount rate		7.50%
Recoverable amount of CGU		$ 7,700
Reasonably possible decrease in unobservable input (as a percent)		5.00%
Increase in impairment charge, due to decrease in unobservable input		$ 1,200
Reasonably possible increase in unobservable input (as a percent)		1.00%
Increase in impairment charge, due to increase in unobservable input		$ 900
Oil Sands | Fort Hills CGU | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Share of production per day | bbl		96,000
Average cash operating costs per bbl | $ / bbl		22
Cost of carbon compliance | $ / t		30
Oil Sands | Fort Hills CGU | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Share of production per day | bbl		106,000
Average cash operating costs per bbl | $ / bbl		24
Cost of carbon compliance | $ / t		50
Oil Sands | Fort Hills CGU | 2020 | Forecast
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl	40.75
Oil Sands | Fort Hills CGU | 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl		45.60
Oil Sands | Fort Hills CGU | 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl		49.65
Oil Sands | Fort Hills CGU | 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl		51.55
Oil Sands | Fort Hills CGU | 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl		52.90
Oil Sands | Fort Hills CGU | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price escalation percentage		2.00%
Exploration and Production | White Rose CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		$ 393
Impairment loss, tax effects		$ 128
Oil price escalation percentage		2.00%
Share of production per day | bbl		8,700
Share of future capital expenditure		$ 1,400
Risk adjusted discount rate		9.00%
Recoverable amount of CGU		$ 360
Reasonably possible decrease in unobservable input (as a percent)		5.00%
Increase in impairment charge, due to decrease in unobservable input		$ 85
Reasonably possible increase in unobservable input (as a percent)		1.00%
Increase in impairment charge, due to increase in unobservable input		$ 35
Exploration and Production | White Rose CGU | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cost of carbon compliance | $ / t		30
Exploration and Production | White Rose CGU | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cost of carbon compliance | $ / t		50
Exploration and Production | White Rose CGU | 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Oil price per unit | $ / bbl		65